Guarantees, commitments and risks - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Guarantees, commitments and risks
Gross amount of financial liabilities	€ 23,331	€ 13,691
Gross amount of financial assets subject to offsetting	1,611	755
Net amount of financial liabilities	21,720	12,936
Other current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	22,913	5,905
Gross amount of financial assets subject to offsetting	7,157	1,033
Net amount of financial liabilities	15,756	4,872
Other non-current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	2,248	1,877
Gross amount of financial assets subject to offsetting	2
Net amount of financial liabilities	2,246	1,877
Trade and other receivables
Guarantees, commitments and risks
Gross amount of financial assets	20,461	11,681
Gross amount of financial liabilities subject to offsetting	1,611	755
Net amount of financial assets	18,850	10,926
Other current assets
Guarantees, commitments and risks
Gross amount of financial assets	20,791	3,719
Gross amount of financial liabilities subject to offsetting	7,157	1,033
Net amount of financial assets	13,634	2,686
Other non-current assets
Guarantees, commitments and risks
Gross amount of financial assets	1,031	1,253
Gross amount of financial liabilities subject to offsetting	2
Net amount of financial assets	€ 1,029	€ 1,253